Retirement Benefit Plans - Changes in Projected Benefit Obligations and Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation - beginning of year	$ 366.8	$ 503.1
Service cost	0.4	0.7	$ 0.9
Interest cost	18.7	11.7	10.5
Benefits paid	(20.1)	(23.5)
Actuarial loss (gain)	15.1	(125.2)
Settlements	(0.3)
Projected benefit obligation - end of year	380.6	366.8	503.1
Foreign [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation - beginning of year	567.9	807.9
Service cost	15.5	22.7	24.7
Interest cost	15.7	5.4	4.9
Employee contributions	24.1	24.5
Benefits paid	(48.1)	(64.3)
Actuarial loss (gain)	31.1	(186.2)
Settlements		(2.3)
Translation loss (gain)	48.2	(39.8)
Projected benefit obligation - end of year	$ 654.4	$ 567.9	$ 807.9